Investments in Unconsolidated Subsidiaries and Affiliates - Additional Information (Details)	Dec. 31, 2020
Al Ghazi Tractors Ltd.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	43.20%
Turk Traktor re Ziraat Makineteri A.S.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	37.50%
New Holland HFT Japan Inc.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
CNH de Mexico S.A. de C.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
CNH Industrial Capital Europe S.A.S.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	49.90%
Naveco (Nanjing Iveco Motor Co.) Ltd
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
SAIC Iveco Commercial Vehicle Investment Company Limited
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
Transolver Finance Establecimiento Financiero de Credito S.A.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	49.00%
Nikola Inveco Europe GmbH
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%